Supplemental Cash Flow Information - Schedule of Payments for Interest and Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Payments for Interest and Income Taxes [Abstract]
Income taxes	$ 201,776